CONTINGENT CONSIDERATION ASSOCIATED WITH BUSINESS COMBINATIONS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Business Acquisition
Change in fair value of contingent consideration for business combinations	$ 0	$ 0	$ (134)
Payments of contingent consideration for business combinations	$ 0	$ 0	2,738
Selling, general and administrative
Business Acquisition
Change in fair value of contingent consideration for business combinations			$ (200)